Restructuring and Integration - Schedule of Accrued Restructuring Liability (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance		$ 8		$ 4
Restructuring charges			$ 5	63
Cash payments				(66)
Non-cash charges	[1]			7
Accrued restructuring liability, Ending Balance			4	8
Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance		4		4
Restructuring charges				13
Cash payments				(13)
Accrued restructuring liability, Ending Balance			$ 4	4
Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance		4
Restructuring charges				50
Cash payments				(53)
Non-cash charges	[1]			7
Accrued restructuring liability, Ending Balance				4
The Plan [Member]
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance		8
Cash payments		(5)
Accrued restructuring liability, Ending Balance		3		8
The Plan [Member] | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance		4
Cash payments		(1)
Accrued restructuring liability, Ending Balance		3		4
The Plan [Member] | Estimated Remaining Costs
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance		4
Cash payments		(4)
Accrued restructuring liability, Ending Balance				$ 4
Transformation Program
Restructuring Cost And Reserve [Line Items]
Restructuring charges		26
Cash payments		(17)
Accrued restructuring liability, Ending Balance		9
Transformation Program | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring charges		6
Cash payments		(1)
Accrued restructuring liability, Ending Balance		5
Transformation Program | Estimated Remaining Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges		20
Cash payments		(16)
Accrued restructuring liability, Ending Balance		$ 4

[1]	Non-cash charges relate to lease consolidation.